UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2003

Check here if Amendment [  ];       Amendment Number ------------------

This Amendment (Check only one):            [  ]     is a restatement,
                                            [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           CJ Capital Management, LLC
Address:        231 South Bemiston, Suite 750
                St. Louis, Missouri 63105


Form 13F File Number:               28-10055

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper

         Title:   President

         Phone:   (314) 863-0755

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper     St. Louis, Missouri       11-12-2003
         ---------------------    --------------------      ----------
         [Signature]              [City, State]             [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                   -0-

         Form 13F Information Table Entry Total:              88

         Form 13F Information Table Value Total:              $76,476,000.00

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

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                           FORM 13F INFORMATION TABLE


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          Column 1            Column 2   Column 3   Column 4        Column 5         Column 6   Column 7          Column 8
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       Names of Issuer        Title of   CUSIP       Value    Shrs or   Sh/   Pct/  Investment    Other      Sole   Shared   None
                               Class                (X 1000)  Prm Amt   Prn   Call  Discretion   Managers
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

3 M Company                   Common     88579Y101     835    12,096    Sh            Sole                  12,096
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Altria Group Inc.             Common     718154107     385     8,800    Sh            Sole                   8,800
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American Express Co           Common     025816109   2,482    55,089    Sh            Sole                  55,089
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American Intl. Group Inc      Common     026874107     842    14,593    Sh            Sole                  14,593
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Amgen Inc                     Common     031162100     686    10,630    Sh            Sole                  10,630
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Analog Devices Inc            Common     032654105     568    14,950    Sh            Sole                  14,950
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Anheuser Busch Cos Inc        Common     035229103  13,647   276,601    Sh            Sole                 276,601
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Applied Matls Inc             Common     038222105     278    15,300    Sh            Sole                  15,300
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Arotech Corp.                 Common     042682104      61    45,100    Sh            Sole                  45,100
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Automatic Data Processing Inc Common     053015103     426    11,880    Sh            Sole                  11,880
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Axeda Systems Inc             Common     054959101     423   300,286    Sh            Sole                 300,286
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Bank of America Corporation   Common     060505104   1,015    13,006    Sh            Sole                  13,006
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Berkshire Hathaway Inc Del    CLB        084670207   1,605       643    Sh            Sole                     643
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Boeing Co                     Common     097023105     360    10,497    Sh            Sole                  10,497
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BP PLC Adr F                  Sponsored  055622104     609    14,455    Sh            Sole                  14,455
                              ADR
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Brinker International Inc.    Common     109641100     534    16,000    Sh            Sole                  16,000
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Bristol Myers Squibb Co       Common     110122108     244     9,504    Sh            Sole                   9,504
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Chevrontexaco Corp            Common     166764100     375     5,247    Sh            Sole                   5,247
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Cisco Sys Inc                 Common     17275R102   2,588   132,450    Sh            Sole                 132,450
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Citigroup Inc                 Common     172967101     376     8,270    Sh            Sole                   8,270
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Coca Cola Co                  Common     191216100     271     6,300    Sh            Sole                   6,300
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Colgate Palmolive Co          Common     194162103     307     5,500    Sh            Sole                   5,500
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ConocoPhillips                Common     20825C104     226     4,127    Sh            Sole                   4,127
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Corning, Inc.                 Common     219350105     287    30,500    Sh            Sole                  30,500
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Danaher Corp Del              Common     235851102     609     8,250    Sh            Sole                   8,250
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Disney Walt Co.               Common     254687106   1,291    64,000    Sh            Sole                  64,000
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Emerson Elec Co               Common     291011104   1,307    19,703    Sh            Sole                  19,703
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Exxon Mobil Corp              Common     30231G102   1,879    51,336    Sh            Sole                  51,336
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Federal Natl Mtg Assn         Common     313586109     421     6,000    Sh            Sole                   6,000
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FedEx Corp                    Common     31428X106     554     8,600    Sh            Sole                   8,600
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FHLMC Vtg Com                 Common     313400301   1,330    25,400    Sh            Sole                  25,400
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FTI Consulting Inc.           Common     302941109     189    10,905    Sh            Sole                  10,905
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Fleet Boston Fin.             Common     339030108     211     7,000    Sh            Sole                   7,000
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Gannett Co                    Common     364730101     589     7,600    Sh            Sole                   7,600
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Genentech Inc.                Common     368710406     240     3,000    Sh            Sole                   3,000
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General Dynamics Corp         Common     369550108     234     3,000    Sh            Sole                   3,000
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General Elec Co               Common     369604103   2,070    69,438    Sh            Sole                  69,438
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Gillette Co                   Common     375766102     555    17,360    Sh            Sole                  17,360
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Glaxosmithkline PLC           Common     37733W105     301     7,100    Sh            Sole                   7,100
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Guidant Corp                  Common     401698105     446     9,530    Sh            Sole                   9,530
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Hewlett Packard Co            Common     428236103     213    11,000    Sh            Sole                  11,000
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Home Depot Inc                Common     437076102   1,694    53,200    Sh            Sole                  53,200
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Hugoton RTY TR TEX            Unit Ben   444717102     487    26,000    Sh            Sole                  26,000
                              In
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Intel Corp                    Common     458140100   1,802    65,490    Sh            Sole                  65,490
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International Business Machs  Common     459200101     867     9,810    Sh            Sole                   9,810
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iShares GS Corp. Bond         Common     464287242     527     4,697    Sh            Sole                   4,697
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iShares C & S Realty          Common     464287564     419     4,245    Sh            Sole                   4,245
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iShares Russ 2000             Common     464287655     252     2,600    Sh            Sole                   2,600
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iShares Russ 2000 Val         Common     464287630   1,155     8,335    Sh            Sole                   8,335
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iShares S&P Midcp 400         Common     464287507     948     9,290    Sh            Sole                   9,290
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iShares DJ US Utilities       Common     464287697     520     9,705    Sh            Sole                   9,705
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iShares DJ US Real Est        Common     464287739     486     5,318    Sh            Sole                   5,318
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Johnson & Johnson             Common     478160104   2,288    46,200    Sh            Sole                  46,200
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JP Morgan Chase               Common     46625H100     213     6,214    Sh            Sole                   6,214
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Liberty Media Corp            Common     530718105     100    10,000    Sh            Sole                  10,000
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Lilly Eli & Co                Common     532457108     235     3,950    Sh            Sole                   3,950
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Marsh & McLennan Cos Inc      Common     571748102     286     6,000    Sh            Sole                   6,000
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May Dept. Stores              Common     577778103     288    11,682    Sh            Sole                  11,682
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McDonald's Corp               Common     580135101     479    20,360    Sh            Sole                  20,360
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McGraw-Hill Cos Inc           Common     580645109     764    12,300    Sh            Sole                  12,300
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Medtronic Inc                 Common     585055106     662    14,100    Sh            Sole                  14,100
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Merck & Co Inc                Common     589331107   1,544    30,494    Sh            Sole                  30,494
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Microsoft Corp                Common     594918104   1,220    43,904    Sh            Sole                  43,904
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Morgan Stnly Dn Witter        Common     617446448     227     4,500    Sh            Sole                   4,500
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Motorola Inc                  Common     620076109     396    33,060    Sh            Sole                  33,060
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Oracle Corp                   Common     68389X105     257    22,950    Sh            Sole                  22,950
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Pacific Energy Ptrs LP        Common     69422R105     203     8,000    Sh            Sole                   8,000
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Pepsico Inc                   Common     713448108     500    10,915    Sh            Sole                  10,915
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Pfizer Inc                    Common     717081103   2,985    98,255    Sh            Sole                  98,255
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Plains All Am. Pipeline       Common     726503105     240     8,000    Sh            Sole                   8,000
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Procter & Gamble Co           Common     742718109   1,531    16,497    Sh            Sole                  16,497
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Qualcomm Inc.                 Common     747525103     215     5,175    Sh            Sole                   5,175
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S&P Midcap 400 Ser 1          Common     595635103   2,810    30,100    Sh            Sole                  30,100
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SBC Communications            Common     78387G103     219     9,848    Sh            Sole                   9,848
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Semiconductor Corp.           Common     682189105     160    40,000    Sh            Sole                  40,000
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Sprint Corp                   Com Fon    852061100     538    35,600    Sh            Sole                  35,600
                              Group
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Sprint Corp (Pcs Gp)          PCS Com    852061506     102    17,800    Sh            Sole                  17,800
                              Ser 1
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Target Corp                   Common     87612E106     890    23,650    Sh            Sole                  23,650
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Thermo Electron Corp          Common     883556102     315    14,500    Sh            Sole                  14,500
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Tyco Intl Ltd                 Common     902124106     395    19,334    Sh            Sole                  19,334
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URS Corp. New                 Common     903236107     194    10,000    Sh            Sole                  10,000
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Valero LP                     Common     91913W104     328     7,500    Sh            Sole                   7,500
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VerticalNet Inc Res           Common     92532L206      27    22,006    Sh            Sole                  22,006
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Wal-Mart Stores Inc           Common     931142103   3,146    56,322    Sh            Sole                  56,322
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Walgreen Co                   Common     931422109     709    23,132    Sh            Sole                  23,132
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Whole Foods Mkt Inc           Common     966837106     471     8,535    Sh            Sole                   8,535
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Wyeth                         Common     983024100     279     6,062    Sh            Sole                   6,062
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Xilinx Inc.                   Common     983919101     234     8,200    Sh            Sole                   8,200
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